Ordinary Shares (Details) - USD ($)				6 Months Ended		12 Months Ended
	Jan. 02, 2025	Jan. 23, 2023	Dec. 30, 2021	Jun. 30, 2025	Jun. 30, 2024	May 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 31, 2024	Mar. 31, 2023	Feb. 21, 2023	Mar. 08, 2022	Mar. 26, 2021
Ordinary Shares [Line Items]
Sale of common stock, shares	1,535,000
Issuance share price (in Dollars per share)											$ 2.68		$ 13.4
Gross proceeds (in Dollars)				$ 3,070,000
Share issued price (in Dollars per share)		$ 1
Ordinary per share (in Dollars per share)	$ 0.00001
Shares holders upon conversion							446,842
Ordinary share is entitled to vote				Each Class A share of Libra is entitled to 1 vote while each Class B share of Libra is entitled to 10 votes.
Price per share (in Dollars per share)	$ 2
Gross proceeds (in Dollars)	$ 3,070,000
Shares issued value (in Dollars)				$ 2,699,200				$ 1,575,562
Employees and External Consultants [Member]
Ordinary Shares [Line Items]
Issued fully vested shares											65,770
Issued fully vested shares (in Dollars per share)											$ 2.68
DiamiR Biosciences Corp. [Member]
Ordinary Shares [Line Items]
Ordinary per share (in Dollars per share)						$ 0.001				$ 0.001
Ordinary shares, shares issued						4,440,891				4,440,891
Discount on note payable (in Dollars)						$ 34,692	$ 35,063
Issued warrants							29,336
Exercise price (in Dollars per share)							$ 5.87
Shares issued for vested							246,000
Weighted average grant date fair value (in Dollars per share)							$ 7
Outstanding stock options							140,000
Stock-based compensation expense (in Dollars)						24,312	$ 194,846
Unrecognized stock-based compensation expense related to options (in Dollars)						0
Unrecognised stock based compensation non vested (in Dollars)						1,093,712
Restricted stock units								132,000
Terminated outstanding restricted stock shares							44,000
Unrecognized stock-based compensation expense related to restricted stock units (in Dollars)						652,080
DiamiR Biosciences Corp. [Member] | Founder One [Member]
Ordinary Shares [Line Items]
Shares issued value (in Dollars)						$ 250,000
Shares issued						2,200,000
DiamiR Biosciences Corp. [Member] | Founder Two [Member]
Ordinary Shares [Line Items]
Shares issued						2,000,000
2024 Stock Option Plan [Member] | DiamiR Biosciences Corp. [Member]
Ordinary Shares [Line Items]
Options issuable						600,000
Shares avaliable for grant increase percentage						2.00%
Research and Development Expense [Member] | DiamiR Biosciences Corp. [Member]
Ordinary Shares [Line Items]
Stock-based compensation expense (in Dollars)							$ 182,912
General and Administrative Expense [Member] | DiamiR Biosciences Corp. [Member]
Ordinary Shares [Line Items]
Stock-based compensation expense (in Dollars)							$ 11,934
Maximum [Member]
Ordinary Shares [Line Items]
Authorized share capital		10
Maximum [Member] | DiamiR Biosciences Corp. [Member]
Ordinary Shares [Line Items]
Stock options exercise price (in Dollars per share)							$ 0.01
Minimum [Member]
Ordinary Shares [Line Items]
Authorized share capital		1
Minimum [Member] | DiamiR Biosciences Corp. [Member]
Ordinary Shares [Line Items]
Stock options exercise price (in Dollars per share)							7.01
Class A Ordinary Share [Member]
Ordinary Shares [Line Items]
Aggregate offering price (in Dollars)														$ 15,000,000
Sale of common stock, shares	1,535,000	10						215,959
Issuance share price (in Dollars per share)								$ 7.53
Gross proceeds (in Dollars)								$ 1,600,000
Transactions costs (in Dollars)								$ 50,183
Authorized share capital		1
Share issued price (in Dollars per share)		$ 1
Ordinary per share (in Dollars per share)	$ 0.00001	$ 10		$ 0.00001			$ 0.00001	$ 0.00001
Additional ordinary share		8,018
Ordinary shares, shares issued				5,346,823			3,811,823	2,937,921			70,430
Ordinary share is entitled to vote			1	one			one
Price per share (in Dollars per share)	$ 2
Gross proceeds (in Dollars)	$ 3,070,000
Shares issued value (in Dollars)	$ 2,699,200
Share is convertible				1
Class A Ordinary Share [Member] | Common Stock [Member]
Ordinary Shares [Line Items]
Ordinary shares to exercise option					289,401		427,060	791	6,712
Shares issued value (in Dollars)				$ 15				$ 2
Shares issued				1,535,000				215,959
Class A Ordinary Share [Member] | Equity Option [Member]
Ordinary Shares [Line Items]
Ordinary shares to exercise option					289,401		427,060,791	6,712
Class A Ordinary Share [Member] | Maximum [Member]
Ordinary Shares [Line Items]
Ordinary per share (in Dollars per share)												$ 10
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Sale of common stock, shares		10
Authorized share capital		1
Share issued price (in Dollars per share)		$ 10
Ordinary per share (in Dollars per share)				$ 0.00001			$ 0.00001	$ 0.00001
Ordinary shares, shares issued				1,796,934			1,796,934	2,243,776
Ordinary share is entitled to vote			10	ten			ten
Class B Ordinary Shares [Member] | Common Stock [Member]
Ordinary Shares [Line Items]
Ordinary shares to exercise option
Shares issued value (in Dollars)
Shares issued
Class B Ordinary Shares [Member] | Minimum [Member]
Ordinary Shares [Line Items]
Ordinary per share (in Dollars per share)												$ 0.00001
Convertible Notes [Member] | Common Stock [Member]
Ordinary Shares [Line Items]
Shares holders upon conversion								1,250,000
Class A Ordinary Shares to Class B Ordinary Share [Member] | Common Stock [Member]
Ordinary Shares [Line Items]
Shares holders upon conversion					446,842